SUMMARY OF CHANGES IN FAIR VALUE OF LEVEL 3 DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, ending balance	$ 915,959	$ 1,094,607
Issuance of derivative liabilities	2,483,532	6,650,667
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(1,165,329)	(3,230,779)
Change in fair value of derivative liabilities	2,141,069	(788,970)
Reclassification of derivative liabilities to equity		(2,809,566)
Write-off of derivative liabilities pursuant to ASC 852	(4,375,231)
Derivative liabilities, ending balance		$ 915,959